Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the accompanying financial statements to Form 5500:

	December 31,
	2025	2024

Net assets available for Plan benefits, per the financial statements	$57,471,301	$56,554,360
Employer contributions receivable, net of forfeitures	—	(259,323)
Net assets available for Plan benefits, per form 5500	$57,471,301	$56,295,037

	Year ended December 31, 2025

Net increase in net assets available for Plan benefits, per the financial statements	$916,941
Employer contributions receivable, net of forfeitures at December 31, 2024	259,323
Net income, per form 5500	$1,176,264